Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance
The information contained in this section shall not be deemed incorporated by reference in any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934.
Pay versus Performance Table
The following table sets forth compensation information of our Principal Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income and ROE performance results for our fiscal years ending in 2020, 2021 and 2022, in accordance with Item 402(v) of Regulation S-K.

					Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid for PEO (1),(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (1) (d)	Average Compensation Actually Paid for Non-PEO NEOs (1),(2) (e)	Total Shareholder Return (3) (f)	Peer Group Total Shareholder Return (3),(4) (g)	Net Income $M (h)	Company Selected Measure: Return On Equity (5) (i)

2022	$48,029,631	$42,946,184	$16,164,592	$14,676,078	$124	$118	$7,514	32%

2021	$25,513,922	$49,856,563	$13,006,174	$21,986,724	$135	$132	$8,060	34%

2020	$24,221,319	$20,125,419	$10,917,918	$9,893,026	$98	$97	$3,135	14%

(1)
The PEO reflected in columns (b) and (c) represents S. Squeri for all three years shown. The non-PEO Named Executive Officers (NEOs) reflected in columns (d) and (e) represent the following individuals for 2020 and 2021: J. Campbell, D. Buckminster, A. Williams and L. Seeger; and for 2022, represent: J. Campbell, A. Williams, D. Buckminster and R. Radhakrishnan.

(2)	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K).

The CAP calculation includes the
end-of-year
value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

PEO SCT Total to CAP Reconciliation:

	2022	2021	2020

Summary Compensation Table Total	$48,029,631	$25,513,922	$24,221,319

Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	($3,393)	($16,429)	($64,575)

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	($16,834,744)	($12,549,027)	($13,016,122)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	($18,799,985)	($2,899,974)	($2,899,986)

Total Deductions from SCT	($35,638,122)	($15,465,430)	($15,980,682)

Increase for Service Cost and Prior Service Cost for Pension Plans (i)	$0	$0	$0

Increase/(Deduction) for change in Fair Value from prior year end to vesting date of awards that vested during the year (ii)	$2,494,564	$564,635	($2,692,513)

(Deduction)/Increase for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end (ii)	($3,646,073)	$14,778,281	($702,858)

Increase for Fair Value of awards granted during year that remain unvested as of year end (ii)	$31,156,839	$23,992,320	$14,874,000

Increase based on accrued Dividends during year prior to Vesting dates of awards (ii)	$549,346	$472,835	$406,152

Total adjustments	$30,554,675	$39,808,071	$11,884,782

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$42,946,184	$49,856,563	$20,125,419

Average non-PEO NEO SCT Total to CAP Reconciliation:

	2022	2021	2020

Summary Compensation Table Total	$16,164,592	$13,006,174	$10,917,918

Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$0	($2,062)	($27,008)

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	($6,170,135)	($4,630,889)	($4,614,251)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	($2,257,457)	($1,069,977)	($1,022,487)

Total Deductions from SCT	($8,427,591)	($5,702,929)	($5,663,745)

Increase for Service Cost and Prior Service Cost for Pension Plans (i)	$0	$0	$0

Increase/(Deduction) for change in Fair Value from prior year end to vesting date of awards that vested during the year (ii)	$704,971	$519,943	($474,515)

(Deduction)/Increase for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end (ii)	($1,036,185)	$5,252,047	($307,552)

Increase for Fair Value of awards granted during year that remain unvested as of year end (ii)	$7,101,872	$8,737,308	$5,267,265

Increase based on accrued Dividends during year prior to Vesting dates of awards (ii)	$168,420	$174,181	$153,655

Total adjustments	$6,939,077	$14,683,479	$4,638,853

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$14,676,078	$21,986,724	$9,893,026

(i)
Benefit accruals were discontinued in the defined benefit (DB) pension plans in 2007; therefore, their Service Cost subsequent to this date is zero. The DB pension plans have not been amended during 2020-2022 to change the value of the benefits provided under the plans; therefore, there is no Prior Service Cost in this three-year period.

(ii)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to:

¾	For RSU awards (excluding performance based RSUs), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price.

¾
For PRSUs awarded prior to 2019 (which included an absolute ROE performance condition only), the same valuation methodology as RSU awards above except year-end

values are multiplied times estimate of probable achievement as of each such date or, in the case of vesting awards, the actual vesting price and outcome.

¾
For 2022 Special Award PSOs and for PRSUs awarded from 2019 onwards (which includes a relative TSR performance condition in addition to relative ROE as outlined on page 59), the fair value was calculated by a Monte Carlo simulation model as of the applicable year-end

date(s) multiplied times estimate of probable achievement as of each such date, or, in the case of vesting awards, the actual vesting price and outcome.

¾
For stock options, a Black Scholes value as of the applicable year-end

or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected term set using an elapsed term approach. This approach calculates expected term by subtracting the amount of time that has elapsed (between the grant and subsequent valuation dates) from the initial grant-date expected term estimate. Volatility (based on both historical and implied volatilities), risk free rates and dividend yield are determined as of revaluation date based on the expected term.

(3)	Reflects cumulative Total Shareholder Return (TSR). It shows the growth of a $100 investment on December 31, 2019, including the reinvestment of all dividends.

(4)	Peer TSR reflects the TSR of the S&P Financial Index, the industry index peer group reported in the Company’s Stock Performance Graph in the 2022 Annual Report on Form 10-K.

(5)	Return on equity (ROE) is calculated for the relevant periods by dividing the (i) net income for the period by (ii) average shareholders’ equity for the period.

Company Selected Measure Name	Return on equity (ROE)
Named Executive Officers, Footnote [Text Block]	The PEO reflected in columns (b) and (c) represents S. Squeri for all three years shown. The non-PEO Named Executive Officers (NEOs) reflected in columns (d) and (e) represent the following individuals for 2020 and 2021: J. Campbell, D. Buckminster, A. Williams and L. Seeger; and for 2022, represent: J. Campbell, A. Williams, D. Buckminster and R. Radhakrishnan.
Peer Group Issuers, Footnote [Text Block]
(3)	Reflects cumulative Total Shareholder Return (TSR). It shows the growth of a $100 investment on December 31, 2019, including the reinvestment of all dividends.

(4)	Peer TSR reflects the TSR of the S&P Financial Index, the industry index peer group reported in the Company’s Stock Performance Graph in the 2022 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 48,029,631	$ 25,513,922	$ 24,221,319
PEO Actually Paid Compensation Amount	$ 42,946,184	49,856,563	20,125,419
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K).

The CAP calculation includes the
end-of-year
value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

PEO SCT Total to CAP Reconciliation:

	2022	2021	2020

Summary Compensation Table Total	$48,029,631	$25,513,922	$24,221,319

Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	($3,393)	($16,429)	($64,575)

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	($16,834,744)	($12,549,027)	($13,016,122)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	($18,799,985)	($2,899,974)	($2,899,986)

Total Deductions from SCT	($35,638,122)	($15,465,430)	($15,980,682)

Increase for Service Cost and Prior Service Cost for Pension Plans (i)	$0	$0	$0

Increase/(Deduction) for change in Fair Value from prior year end to vesting date of awards that vested during the year (ii)	$2,494,564	$564,635	($2,692,513)

(Deduction)/Increase for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end (ii)	($3,646,073)	$14,778,281	($702,858)

Increase for Fair Value of awards granted during year that remain unvested as of year end (ii)	$31,156,839	$23,992,320	$14,874,000

Increase based on accrued Dividends during year prior to Vesting dates of awards (ii)	$549,346	$472,835	$406,152

Total adjustments	$30,554,675	$39,808,071	$11,884,782

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$42,946,184	$49,856,563	$20,125,419

Non-PEO NEO Average Total Compensation Amount	$ 16,164,592	13,006,174	10,917,918
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,676,078	21,986,724	9,893,026
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K).

The CAP calculation includes the
end-of-year
value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

Average non-PEO NEO SCT Total to CAP Reconciliation:

	2022	2021	2020

Summary Compensation Table Total	$16,164,592	$13,006,174	$10,917,918

Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$0	($2,062)	($27,008)

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	($6,170,135)	($4,630,889)	($4,614,251)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	($2,257,457)	($1,069,977)	($1,022,487)

Total Deductions from SCT	($8,427,591)	($5,702,929)	($5,663,745)

Increase for Service Cost and Prior Service Cost for Pension Plans (i)	$0	$0	$0

Increase/(Deduction) for change in Fair Value from prior year end to vesting date of awards that vested during the year (ii)	$704,971	$519,943	($474,515)

(Deduction)/Increase for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end (ii)	($1,036,185)	$5,252,047	($307,552)

Increase for Fair Value of awards granted during year that remain unvested as of year end (ii)	$7,101,872	$8,737,308	$5,267,265

Increase based on accrued Dividends during year prior to Vesting dates of awards (ii)	$168,420	$174,181	$153,655

Total adjustments	$6,939,077	$14,683,479	$4,638,853

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$14,676,078	$21,986,724	$9,893,026

(i)
Benefit accruals were discontinued in the defined benefit (DB) pension plans in 2007; therefore, their Service Cost subsequent to this date is zero. The DB pension plans have not been amended during 2020-2022 to change the value of the benefits provided under the plans; therefore, there is no Prior Service Cost in this three-year period.

(ii)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to:

¾	For RSU awards (excluding performance based RSUs), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price.

¾
For PRSUs awarded prior to 2019 (which included an absolute ROE performance condition only), the same valuation methodology as RSU awards above except year-end

values are multiplied times estimate of probable achievement as of each such date or, in the case of vesting awards, the actual vesting price and outcome.

¾
For 2022 Special Award PSOs and for PRSUs awarded from 2019 onwards (which includes a relative TSR performance condition in addition to relative ROE as outlined on page 59), the fair value was calculated by a Monte Carlo simulation model as of the applicable year-end

date(s) multiplied times estimate of probable achievement as of each such date, or, in the case of vesting awards, the actual vesting price and outcome.

¾
For stock options, a Black Scholes value as of the applicable year-end

or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected term set using an elapsed term approach. This approach calculates expected term by subtracting the amount of time that has elapsed (between the grant and subsequent valuation dates) from the initial grant-date expected term estimate. Volatility (based on both historical and implied volatilities), risk free rates and dividend yield are determined as of revaluation date based on the expected term.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
COMPENSATION ACTUALLY PAID VERSUS TSR AND NET INCOME
Over 70% of CEO (PEO) total compensation and on average 50% of total compensation for non-PEO NEOs is composed of long-term incentive awards that are tied to the future performance of the Company, including stock price and positive cumulative net income. As a result, the changes in CAP year-over-year are generally in line with TSR and net income.

Compensation Actually Paid vs. Net Income [Text Block]
COMPENSATION ACTUALLY PAID VERSUS TSR AND NET INCOME
Over 70% of CEO (PEO) total compensation and on average 50% of total compensation for non-PEO NEOs is composed of long-term incentive awards that are tied to the future performance of the Company, including stock price and positive cumulative net income. As a result, the changes in CAP year-over-year are generally in line with TSR and net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
COMPENSATION ACTUALLY PAID VERSUS ROE
ROE is a key financial metric in both the Company’s AIA and LTIA programs because it aligns the interests of the executives with shareholders. In addition, sustaining a strong ROE is a key driver of long-term value creation.

Total Shareholder Return Vs Peer Group [Text Block]	TOTAL SHAREHOLDER RETURN: COMPANY VERSUS PEER GROUP The Company’s 3-year cumulative TSR is slightly above the companies included in the S&P Financial Index and follows a similar 3-year pattern.
Tabular List [Table Text Block]
Tabular List of Performance Metrics
The items listed below represent three financial metrics used to determine executive compensation for 2022. Further detail on all metrics included in our Company Scorecard are described in our Compensation Discussion and Analysis (CD&A) starting on page 49.

Performance Metrics

Return On Equity

Earnings Per Share

Revenue Growth

Total Shareholder Return Amount	$ 124	135	98
Peer Group Total Shareholder Return Amount	118	132	97
Net Income (Loss)	$ 7,514,000,000	$ 8,060,000,000	$ 3,135,000,000
Company Selected Measure Amount	0.32	0.34	0.14
PEO Name	S. Squeri
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return On Equity
Non-GAAP Measure Description [Text Block]	Return on equity (ROE) is calculated for the relevant periods by dividing the (i) net income for the period by (ii) average shareholders’ equity for the period.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Growth
PEO [Member] | Deduction for Change in the Actuarial Present Values Reported Under the Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,393)	$ (16,429)	$ (64,575)
PEO [Member] | Deduction for Amounts Reported Under the Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,834,744)	(12,549,027)	(13,016,122)
PEO [Member] | Deduction for Amounts Reported Under the Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,799,985)	(2,899,974)	(2,899,986)
PEO [Member] | Total Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(35,638,122)	(15,465,430)	(15,980,682)
PEO [Member] | Increase for Service Cost and Prior Service Cost for Pension Plans. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase/(Deduction) for Change in Fair Value, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,494,564	564,635	(2,692,513)
PEO [Member] | (Deduction)/Increase for Change in Fair Value, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,646,073)	14,778,281	(702,858)
PEO [Member] | Increase for Fair Value of Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,156,839	23,992,320	14,874,000
PEO [Member] | Increase Based on Accrued Dividends to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	549,346	472,835	406,152
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,554,675	39,808,071	11,884,782
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values Reported Under the Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,062)	(27,008)
Non-PEO NEO [Member] | Deduction for Amounts Reported Under the Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,170,135)	(4,630,889)	(4,614,251)
Non-PEO NEO [Member] | Deduction for Amounts Reported Under the Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,257,457)	(1,069,977)	(1,022,487)
Non-PEO NEO [Member] | Total Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,427,591)	(5,702,929)	(5,663,745)
Non-PEO NEO [Member] | Increase for Service Cost and Prior Service Cost for Pension Plans. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase/(Deduction) for Change in Fair Value, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	704,971	519,943	(474,515)
Non-PEO NEO [Member] | (Deduction)/Increase for Change in Fair Value, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,036,185)	5,252,047	(307,552)
Non-PEO NEO [Member] | Increase for Fair Value of Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,101,872	8,737,308	5,267,265
Non-PEO NEO [Member] | Increase Based on Accrued Dividends to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	168,420	174,181	153,655
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,939,077	$ 14,683,479	$ 4,638,853